Risk management (Details 12) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 23
Foreign currency derivatives		$ (273)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(121)
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(64)
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(40)
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(17)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	23
Foreign currency derivatives	(81)	$ (272)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(64)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(17)
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	(1)
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives	$ (40)